Acquisition of Petrogas Energy Corporation - Narrative (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 15, 2020	Dec. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition
Gain on re-measurement of previously held interest			$ 22	$ 0
Goodwill			5,039	3,942	$ 4,068
Petrogas Energy Corporation
Business Acquisition
Additional ownership interest acquired (as a percent)	37.00%
Purchase consideration for an additional 37 percent of Petrogas	$ 715
Consulting fees	$ 16
Total ownership interest in acquiree (as a percent)	74.00%
Previous ownership percentage	37.00%
Acquisition date fair value	$ 631
Gain on re-measurement of previously held interest	22
Fair value of AIJVLP's non-controlling interest in Petrogas on the acquisition date	467
Inventory acquired			164
Goodwill	$ 1,171
Pre-tax acquisition expenses			(6)
Revenues since acquisition		$ 143
Net income after taxes since acquisition		$ 3
Petrogas Energy Corporation | Petrogas Terminals Penn LLC
Business Acquisition
Noncontrolling ownership interest (percent)	50.00%
Petrogas Energy Corporation | Strathcona Storage LP
Business Acquisition
Noncontrolling ownership interest (percent)	40.00%
Petrogas Energy Corporation | Acquisition-related Costs
Business Acquisition
Total after-tax pro forma adjustments, decrease to net income			$ (31)	$ (75)